LAW OFFICES OF
                           DERENTHAL & DANNHAUSER LLP
                           ONE POST STREET, SUITE 575
                         SAN FRANCISCO, CALIFORNIA 94104
                                 (415) 981-4844
                            FACSIMILE: (415) 981-4840



                                  March 5, 2008


Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

         RE:      WNC Housing Tax Credit Fund II, L.P.
                  File No. 0-20057

Dear Sir or Madam:

     On behalf of the above-referenced registrant enclosed please find preliminary proxy materials for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934. The registrant intends to release definitive copies thereof to security holders on March 15, 2008.

     The proxy materials address the sale of a property in which the registrant has an interest. This property does not constitute all or a substantial part of the registrant's assets.

                                      Very truly yours,



                                      Paul G. Dannhauser

Enclosures